SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2023	Feb. 29, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Stock options modified		153,000
Original exercise price		$ 7.01
Terminated outstanding restricted stock shares		44,000
Convertible Note [Member]
Subsequent Event [Line Items]
Face amount		$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options modified	153,000
Original exercise price	$ 7.01
Modified exercise price	$ 0.01
Terminated outstanding restricted stock shares	44,000
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Face amount			$ 100,000